Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

6. Leases

Sales-type leases

Sales-type lease income recognized consists of the following:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Financing income	337,355	—	—	—

Operating lease arrangements

The Company leases certain office premises and overseas warehouses under non-cancelable leases, and an operating lease arrangement with the local government of Xiamen for land. Lease costs under operating leases for the years ended December 31, 2022, 2023 and 2024 were RMB 56,019,089, RMB 27,357,349 and RMB 32,958,949 (US$ 4,515,358), respectively.

Future minimum lease payments under non-cancelable operating lease agreements consist of the following as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB	US$
1 year (Including 1 year)	33,802,951	19,881,698	2,723,781
1 year to 2 years (Including 2 years)	23,258,088	15,925,475	2,181,781
2 years to 3 years (Including 3 years)	14,737,167	10,233,700	1,402,011
3 years to 4 years (Including 4 years)	4,802,888	9,335,618	1,278,974
4 years to 5 years (Including 5 years)	3,982,687	6,713,328	919,722
Over 5 years	934,146	14,278,622	1,956,163
Total lease payments	81,517,927	76,368,441	10,462,432
Less: imputed interest	11,820,823	8,965,407	1,228,254
Present value of lease liabilities	69,697,104	67,403,034	9,234,178
Less: Current portion	(29,937,993)	(18,696,986)	(2,561,477)
Non-current portion of lease liabilities	39,759,111	48,706,048	6,672,701

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents as of December 31, 2023 and 2024. The weighted average discount rate as of December 31,2023 and 2024 is 6.52%, and 3.82%, respectively. The weighted average remaining lease term as of December 31,2023 and 2024 are 36 months and 69 months, respectively. Lease payments over 5 years increased from RMB 934,146 to RMB 14,278,622 as of December 31, 2024 due to the increase of lease contracts for last-mile delivery service.

Supplemental lease cash flow disclosures

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Cash payments for operating leases	25,839,863	30,645,878	4,198,468
Operating ROU assets released in exchange for operating lease liabilities	26,602,626	24,904,133	3,411,852
Operating ROU assets obtained in exchange for new operating lease liabilities	115,402,428	51,284,880	7,026,000